Loss for the Period - Disclosure of Detailed Information About Profit Loss from Operating Activities (Details) - NZD ($) $ in Thousands		12 Months Ended
		Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Loss For Period
Staff costs (see note 10)	[1]	$ 30,175	$ 28,009	$ 31,380
Depreciation of property, plant and equipment (see note 18)		1,098	1,338	2,151
Depreciation of right-of-use assets (see note 19)		7,144	8,676
Amortisation of acquired intangibles (see note 20)	[2]	458	589	231
Impairment of Plant and equipment (see note 18)		341	491	281
Impairment of right-of-use assets (see note 19)		1,221
Impairment of intangible assets (see note 20)		3,333	8,413	7,892
Loss on disposal of property, plant and equipment		134	322	232
Other income - Proceeds from Government wage subsidies		4,223
Other income - Rent concessions received		(1,345)
Brand transition, restructure and transaction expense - Transaction expenses		3,009	9,597	9,267
Brand transition, restructure and transaction expense - Agreed settlement of debt		5,701
Brand transition, restructure and transaction expense - Contract termination costs		2,175	4,696
Operating lease rentals - Land and buildings				9,236
Operating lease rentals - Other				524
Gain on sale of intangible assets			(906)
Auditor's remuneration (note 11)		$ 743	$ 679	$ 1,050

[1]	Staff costs include an accrual of $11.6m for phantom warrants which has been recognised in the brand transition, restructure and transaction expense line in the consolidated statement of profit or loss and other comprehensive income
[2]	Amortisation charges on the Group's intangible assets are recognised in the administrative expenses line of the consolidated statement of profit or loss and other comprehensive income.